Notes Payable	12 Months Ended
Dec. 31, 2025
Debt Disclosure [Abstract]
Notes Payable
(14) Notes Payable
Credit Agreement
On December 21, 2020, the Company entered into a credit agreement with a financial institution which provided for initial term loans in an aggregate principal amount of $25.0 million. On June 23, 2023, the Company amended and restated its credit agreement (the “Amended and Restated Note”) with its existing lender. Under the Amended and Restated Note, the Company refinanced $20.8 million of the note which is subject to an annual interest at a rate of 17% per annum.
On March 26, 2024, the Company entered into an amendment to the Amended and Restated Note dated June 23, 2023 to provide an additional $15.7 million in principal financing. This amendment increased the aggregate principal amount of the term loan facility to $35.6 million which consists of $19.9 million which was outstanding under the original loan and $15.7 million in additional principal resulting in net cash flow of $15.2 million related to the amendment. The Company accounted for the amendment as an extinguishment of debt in accordance with ASC 470,
Debt
. As such, the Company recognized the outstanding deferred financing costs of $3.2 million as a loss on extinguishment of debt in interest expense on the Consolidated Statements of Income which consisted of a $2.7 million write off unamortized deferred loan costs and $0.5 million in loan origination fees related to the amendment.
As a part of the amendment, the Company incurred an additional exit fee of $1.3 million which is due upon either maturity or the prepayment of the note. The total deferred financing costs associated with the amendment were $1.4 million (which includes the exit fee of $1.3 million) and are reflected as a reduction of the note proceeds. The Company will recognize these deferred financing costs, using the effective interest method over the term of the note.
On March 14, 2025, the Company entered into an amendment to the Second Amended and Restated Note (“Amendment No.1 of the Second Amended and Restated Note”). Pursuant to Amendment No.1 of the Second Amended and Restated Note, the maturity date of the loans was extended from June 23, 2026 to December 15, 2027 and the amortization schedule was revised to reflect the extended maturity date. The Company accounted for the amendment as a debt modification in accordance with ASC 470,
Debt
.
In the second quarter of 2025, the Company made an early repayment towards the outstanding loan amount, resulting in a reduction in the outstanding loan amount of $5.0 million. The early repayment did not result in any other changes to the loan and the maturity date remains December 15, 2027.
On December 19, 2025, the Company entered into Amendment No. 2 to the Second Amended and Restated Credit Agreement (the “Amendment”). Pursuant to the Amendment, Borrower paid to the Administrative Agent (as defined in the Amendment), for the benefit of the Lenders (as defined in the Amendment), an amount equal to $7.0 million, which is to be applied to reduce (x) the aggregate principal amount of the Tranche A Term Loans in the amount of $3.5 million and (y) the aggregate principal amount of the Tranche B Term Loans in the amount of $3.5 million, and paid to the Lenders in accordance with their respective Applicable Percentage (as defined in the Amendment). As a result, the remaining amortization schedule changed as set forth in the Amendment. In addition, Section 8.01(h) of the Credit Agreement was amended to increase the threshold at which a monetary judgment could trigger an Event of Default (as defined in the Amendment) to $3.5 million, and providing an Event of Default exception for certain existing matters. The Company accounted for the amendment as an extinguishment of debt in accordance with ASC 470,
Debt
. As such, the Company recognized the outstanding deferred financing costs of $0.4 million as a loss on extinguishment of debt in interest expense on the Consolidated Statements of Income.
Other Debt
Kiosk Profit Share Franchise Arrangements
During the year ended December 31, 2025, the Company entered into five kiosk franchise profit sharing arrangements. Under the terms of the agreements, the third parties receive a share in the profits generated by a group of specifically identified kiosks for a specified period of time. As a result of consideration received up front, the Company determined these arrangements were accounted for as debt in accordance with ASC 470,
Debt
. The Company recorded debt of $20.7 million during the year ended December 31, 2025, as a result of these franchise profit sharing arrangements, maturing in
March
,
April
,
June
and
August
of 2033, with principal and interest paid monthly via profit sharing payments.
During the year ended December 31, 2024, the Company entered into seven
kiosk franchise profit sharing arrangements. Under the terms of the agreements, the third parties receive a share in the profits generated by a group of specifically identified kiosks for a specified period of time. As a result of consideration received up front, the Company determined these arrangements were accounted for as debt in accordance with ASC 470,
Debt
. The Company recorded debt of $15.8 million as a result of these franchise profit sharing arrangements, maturing between
February 2029
and
February 2033
, with principal and interest paid monthly via profit sharing payments.
The carrying values of the notes payable related to the Company’s franchise profit sharing arrangements were initially determined as the initial investment and are updated quarterly using a retrospective interest method. The effective interest rate used in the calculation of monthly interest is determined based on actual and projected profit sharing payments and is updated on a quarterly basis under the retrospective interest method.
Equipment Financing
The Company did not enter into any equipment financing agreements during the year ended December 31, 2025. During the year ended December 31, 2024, the Company entered into five,
36-month
collateralized term loans for a total amount of $2.6 million to facilitate the purchase of BTM kiosks. In accordance with the term loans, the kiosks are collateral for the loans. The loans are subject to annual interest rates between 16.86% and 17.42%, with interest and principal payments due monthly.

Notes payable consisted of the following as of December 31, 2025 and 2024 (in thousands):

	Notes Payable as of December 31, 2025			Notes Payable as of December 31, 2024
	Credit Agreement	Other Debt	Total	Credit Agreement	Other Debt	Total
Credit agreement	$15,338	$—	$15,338	$33,338	$—	$33,338
Other debt	—	42,056	42,056	—	19,801	19,801
Plus: exit fee due upon repayment of debt	3,098	—	3,098	3,098	—	3,098

Total notes payable principal outstanding	18,436	42,056	60,492	36,436	19,801	56,237
Less: unamortized deferred financing costs	—	—	—	(758)	—	(758)

Total notes payable	18,436	42,056	60,492	35,678	19,801	55,479
Less: current portion of notes payable	(4,250)	(2,722)	(6,972)	(4,733)	(1,289)	(6,022)

Notes payable, non-current	$14,186	$39,334	$53,520	$30,945	$18,512	$49,457

At December 31, 2025, aggregate future principal payments are as follows (in thousands):

	As of December 31, 2025
	Credit Agreement	Other Debt	Total
2026	$4,250	$2,722	$6,972
2027	14,186	3,290	17,476
2028	—	3,749	3,749
2029	—	4,966	4,966
2030	—	5,112	5,112
Thereafter	—	22,217	22,217

Total	$18,436	$42,056	$60,492